Other income / expenses and adjustments - Summary of Finance Charge (Parenthetical) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of Other Income Expenses And Adjustment [Abstract]
Reclassification of modification loss on bank loan into finance charges	£ 0.7